DUE TO AFFILIATE (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Due to Affiliate

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021

Principal amount outstanding	$295,325	$300,000
Less: Discount and transaction costs (net of amortization)	(38,501)	(43,638)
Due to Affiliate	$256,824	$256,362